Share capital - Authorized and Issued (Details) - shares	Jun. 30, 2026	Dec. 31, 2025	Jan. 25, 2023
Share capital
Authorised	75,000,000	75,000,000
Issued	9,964,344	9,964,344
Class A Ordinary Shares
Share capital
Authorised	20,000,000	20,000,000
Issued	9,964,344	9,964,344
Preferred shares
Share capital
Authorised	55,000,000	55,000,000	55,000,000